Investment Instruments - Schedule of Unrealized Gains and Losses on the FVTOCI Portfolio (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Acquisition cost	$ 3,780,830	$ 3,928,492
Unrealized Gains	21,588	49,716
Unrealized Losses	(141,968)	(7,309)
Fair Value	3,660,450	3,970,899
Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost		14,622
Unrealized Gains		252
Unrealized Losses		(18)
Fair Value		14,856
Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost		29
Unrealized Gains		1
Fair Value		30
Chilean financial institution bonds [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	121,983	273,028
Unrealized Gains	49	4,135
Unrealized Losses	(2,730)
Fair Value	119,302	277,163
Other local investments [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	15,992
Unrealized Gains	80
Unrealized Losses	(232)
Fair Value	15,840
Foreign government and central bank instruments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Fair Value	45,386	217,185
Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Acquisition cost	380,306	391,058
Unrealized Gains	626	3,724
Unrealized Losses	(14,445)	(91)
Fair Value	366,487	394,691
Chilean corporate bonds [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Acquisition cost	30,336	193,389
Unrealized Gains	15,332	23,848
Unrealized Losses	(282)	(52)
Fair Value	45,386	217,185
Unlisted securities [member] | Equity instruments [member]
Disclosure of financial assets [line items]
Acquisition cost	6,987	6,466
Unrealized Gains	3,419	4,329
Fair Value	10,406	10,795
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Acquisition cost	1,918,411	1,171,350
Unrealized Gains	533	29
Unrealized Losses	(285)	(538)
Fair Value	1,918,659	1,170,841
Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Acquisition cost	1,181,443	1,781,626
Unrealized Gains	737	8,989
Unrealized Losses	(121,801)	(6,850)
Fair Value	1,060,379	1,783,765
Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Acquisition cost	125,372	96,924
Unrealized Gains	812	4,409
Unrealized Losses	(2,193)	240
Fair Value	$ 123,991	$ 101,573